Shareholder Report, Line Graph (Details) 192173_Aptus October Buffer ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 13, 2025	Apr. 30, 2026
Aptus October Buffer ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Aptus October Buffer ETF NAV
Accumulated Value	$ 10,000	$ 10,601
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 10,902